Loans and Advances to Customers (Tables)	6 Months Ended
Jun. 30, 2023
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	30 June 2023	31 December 2022
	£m	£m
Loans and advances to customers	215,973	224,795
Credit impairment loss allowances on loans and advances to customers	(942)	(933)
Residual value and voluntary termination provisions on finance leases	(21)	(22)
Net loans and advances to customers	215,010	223,840